UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/14/2012
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       84

Form 13f Information Table Value Total:                 23271019
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   207120  3021000 SH       Sole                  2463400            557600
                                                            337864  4928000 SH       Defined 01            4928000
American International Group I COM              026874784     2041    62250 SH       Sole                    62250
Aon PLC                        COM              G0408V102   873266 16700439 SH       Sole                 13547039           3153400
                                                            503647  9631800 SH       Defined 01            9631800
Bank of New York Mellon Corpor COM              064058100   641253 28348955 SH       Sole                 23599955           4749000
                                                            392932 17371000 SH       Defined 01           17371000
Berkshire Hathaway Inc. Class  COM              084670108      929        7 SH       Sole                        7
Berkshire Hathaway Inc. Class  COM              084670702   181902  2062380 SH       Sole                  1600580            461800
                                                            258073  2926000 SH       Defined 01            2926000
CEMEX S.A.B. de C.V. ADR       COM              151290889   783164 94017299 SH       Sole                 74283463          19733836
Chesapeake Energy Corporation  COM              165167107  1175761 62308455 SH       Sole                 51043983          11264472
                                                            517238 27410576 SH       Defined 01           27410576
CONSOL Energy Inc.             COM              20854P109   399237 13285747 SH       Sole                 10619957           2665790
                                                            378119 12583000 SH       Defined 01           12583000
Dell Inc.                      COM              24702R101   977808 99219470 SH       Sole                 80992132          18227338
                                                            304303 30878000 SH       Defined 01           30878000
DineEquity Inc                 COM              254423106     7364   131500 SH       Sole                    83100             48400
                                                            166774  2978100 SH       Defined 01            2978100
DIRECTV                        COM              25490A309   935474 17838933 SH       Sole                 13964533           3874400
                                                            483067  9211800 SH       Defined 01            9211800
Everest Re Group Ltd.          COM              G3223R108   358207  3348983 SH       Sole                  2364400            984583
                                                            142792  1335000 SH       Defined 01            1335000
FedEx Corporation              COM              31428X106   998260 11796975 SH       Sole                  9699481           2097494
                                                            416509  4922106 SH       Defined 01            4922106
Franklin Resources Inc.        COM              354613101   268442  2146337 SH       Sole                  1694300            452037
                                                            262935  2102305 SH       Defined 01            2102305
General Motors Co              WTS              37045V126      231    28000 SH       Sole                    28000
Ingersoll-Rand PLC             COM              G47791101    26027   580700 SH       Sole                   580700
                                                             44535   993644 SH       Defined 01             993644
InterContinental Hotels Group  COM              45857P301   198903  7577256 SH       Sole                  6818806            758450
                                                              1174    44737 SH       Defined 01              44737
Lamar Advertising Company      COM              512815101    33763   911200 SH       Sole                   860200             51000
                                                            173670  4687000 SH       Defined 01            4687000
Leucadia National Corporation  COM              527288104   111221  4888823 SH       Defined 01            4888823
Level 3 Communications Inc.    COM              52729N308   615841 26810647 SH       Sole                 22290379           4520268
                                                            491203 21384565 SH       Defined 01           21384565
Liberty Interactive Corporatio COM              53071M104   436356 23586825 SH       Sole                 18891106           4695719
                                                            312150 16873000 SH       Defined 01           16873000
Loews Corporation              COM              540424108   994863 24112057 SH       Sole                 19193957           4918100
                                                            571575 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     2038    50600 SH       Sole                                      50600
                                                            208253  5171423 SH       Defined 01            5171423
Martin Marietta Materials Inc. COM              573284106   352206  4250103 SH       Sole                  3731303            518800
                                                            163337  1971000 SH       Defined 01            1971000
Murphy Oil Corporation         COM              626717102    29081   541642 SH       Sole                   541642
Potlatch Corporation           COM              737630103     1836    49142 SH       Sole                                      49142
                                                            103561  2771221 SH       Defined 01            2771221
Quicksilver Resources Inc.     COM              74837R104     1055   258000 SH       Sole                                     258000
                                                            100561 24587000 SH       Defined 01           24587000
Republic Services Inc.         COM              760759100    16239   590300 SH       Sole                   573300             17000
Royal Philips Electronics ADR  COM              500472303   504258 21503545 SH       Sole                 17571935           3931610
                                                             80340  3426019 SH       Defined 01            3426019
Saks Incorporated              COM              79377W108    75859  7357820 SH       Sole                  6137985           1219835
                                                            147567 14313000 SH       Defined 01           14313000
Scripps Networks Interactive   COM              811065101    11817   193000 SH       Sole                   169000             24000
                                                            138380  2260000 SH       Defined 01            2260000
Service Corporation Internatio COM              817565104   197713 14688935 SH       Sole                 11706335           2982600
                                                            212708 15803000 SH       Defined 01           15803000
Texas Industries Inc.          COM              882491103    27756   682800 SH       Sole                   619300             63500
                                                            305312  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   817369 11974350 SH       Sole                 10376250           1598100
                                                            385386  5645852 SH       Defined 01            5645852
The Washington Post Company    COM              939640108    44983   123910 SH       Sole                   119010              4900
                                                            155377   428000 SH       Defined 01             428000
tw telecom inc.                COM              87311L104   206045  7897466 SH       Sole                  6837966           1059500
                                                            144252  5529000 SH       Defined 01            5529000
Vail Resorts Inc.              COM              91879Q109    15724   272758 SH       Sole                   235758             37000
                                                            191225  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    77247  2710419 SH       Sole                  1917419            793000
                                                             34656  1215997 SH       Defined 01            1215997
Vulcan Materials Company       COM              929160109    96320  2036368 SH       Sole                  1518268            518100
                                                            478676 10120000 SH       Defined 01           10120000
Walt Disney Company            COM              254687106   668945 12795426 SH       Sole                 10041827           2753599
                                                            337879  6462864 SH       Defined 01            6462864
Wendy's Company                COM              95058W100    31110  6875100 SH       Sole                  6875100
                                                            126053 27857000 SH       Defined 01           27857000
Willis Group Holdings PLC      COM              G96666105     9090   246200 SH       Sole                   218200             28000
                                                            194753  5275000 SH       Defined 01            5275000
CEMEX Convertible Bond 3.25 3/ CONV             151290BB8    55819 56276000 PRN      Sole                 56276000
                                                            254921 257009000 PRN     Defined 01          257009000
CEMEX Convertible Bond 3.75 3/ CONV             151290BC6    64185 64711000 PRN      Sole                 64711000
                                                            203619 205287000 PRN     Defined 01          205287000
Level 3 Communications Inc. Co CONV             52729NBR0    11515  8000000 PRN      Sole                  8000000